Financial instruments and risk management - Summary of notional aluminium forward sales contracts embedded in power contracts (Details) $ in Millions	Dec. 31, 2025 USD ($) GW t	Dec. 31, 2024 USD ($) t GW
Aluminium Forward Sales Contracts
Disclosure of detailed information about financial instruments [line items]
Nominal amount (tonnes/GW) | t	279,717	359,572
Notional amount	$ 698	$ 890
Future Energy Purchase In Power Agreements
Disclosure of detailed information about financial instruments [line items]
Nominal amount (tonnes/GW) | GW	94	99
Notional amount	$ 4,443	$ 4,432
Within 1 year | Aluminium Forward Sales Contracts
Disclosure of detailed information about financial instruments [line items]
Nominal amount (tonnes/GW) | t	71,509	73,117
Notional amount	$ 174	$ 174
Within 1 year | Future Energy Purchase In Power Agreements
Disclosure of detailed information about financial instruments [line items]
Nominal amount (tonnes/GW) | GW	5	5
Notional amount	$ 197	$ 191
Between 1 and 5 years | Aluminium Forward Sales Contracts
Disclosure of detailed information about financial instruments [line items]
Nominal amount (tonnes/GW) | t	208,208	286,455
Notional amount	$ 524	$ 716
Between 1 and 5 years | Future Energy Purchase In Power Agreements
Disclosure of detailed information about financial instruments [line items]
Nominal amount (tonnes/GW) | GW	20	20
Notional amount	$ 818	$ 774
Between 5 and 10 years | Aluminium Forward Sales Contracts
Disclosure of detailed information about financial instruments [line items]
Nominal amount (tonnes/GW) | t	0	0
Notional amount	$ 0	$ 0
Between 5 and 10 years | Future Energy Purchase In Power Agreements
Disclosure of detailed information about financial instruments [line items]
Nominal amount (tonnes/GW) | GW	25	25
Notional amount	$ 1,134	$ 1,045
After 10 years | Aluminium Forward Sales Contracts
Disclosure of detailed information about financial instruments [line items]
Nominal amount (tonnes/GW) | t	0	0
Notional amount	$ 0	$ 0
After 10 years | Future Energy Purchase In Power Agreements
Disclosure of detailed information about financial instruments [line items]
Nominal amount (tonnes/GW) | GW	44	49
Notional amount	$ 2,294	$ 2,422